COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			76 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Operating lease expenses	$ 791	$ 724	$ 633
Minimum future rental commitments
2015	908
2016	592
2017	561
2018	269
Total future rental commitments	2,330
Participation rights, cost of revenue	263	616
Advisor, marketing and business development expenses	209	267
OCS [Member]
Government and Other Grants [Line Items]
Maximum royalty repaid as percentage of grant received	100.00%
Royalty expense	433	126
Contingent royalty obligations	8,899
OCS [Member] | Minimum [Member]
Government and Other Grants [Line Items]
Royalty percentage based on future revenues	3.00%
OCS [Member] | Maximum [Member]
Government and Other Grants [Line Items]
Royalty percentage based on future revenues	5.00%
BIRD [Member]
Government and Other Grants [Line Items]
Grants received				500
May 2012 Agreement With Advisor [Member]
Government and Other Grants [Line Items]
Retainer fee	5
Agreement, start date	May 09, 2012
Agreement, termination date	Feb. 27, 2014
May 2012 Agreement With Advisor [Member] | Minimum [Member]
Government and Other Grants [Line Items]
Participation Rights	4.00%
New Agreement With Advisor [Member]
Government and Other Grants [Line Items]
Issuance expense	725
Agreement, start date	Feb. 27, 2014
New Agreement With Advisor [Member] | Maximum [Member]
Government and Other Grants [Line Items]
Participation Rights	1.00%
Office leases [Member] | Israel [Member]
Guarantor Obligations [Line Items]
Bank guarantees in favor of lessor, foreign currency derivative contracts and credit card security	543
Office leases [Member] | Unites States [Member]
Guarantor Obligations [Line Items]
Bank guarantees in favor of lessor, foreign currency derivative contracts and credit card security	$ 74